Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			0 Months Ended					0 Months Ended	12 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		0 Months Ended	9 Months Ended			12 Months Ended				0 Months Ended
	May 01, 2014	Nov. 01, 2011 MMBTU_day	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Sep. 30, 2014 NGPCIF [Member]	Dec. 31, 2013 NGPCIF [Member]	Dec. 31, 2010 NGPCIF [Member]	Feb. 28, 2014 NGPCIF [Member]	Oct. 01, 2013 Tanos Energy LLC [Member]	Oct. 01, 2013 Prospect Energy LLC [Member]	Oct. 01, 2013 Jackson County [Member]	Dec. 31, 2013 MEMP [Member]	Dec. 12, 2012 MEMP [Member]	Dec. 12, 2012 REO Sponsorship [Member]	Dec. 31, 2012 REO Sponsorship [Member]	Dec. 12, 2012 REO Sponsorship [Member]	Dec. 31, 2013 Cinco Group [Member]	Dec. 31, 2012 Cinco Group [Member]	Oct. 01, 2013 Cinco Group [Member]	Mar. 01, 2012 Bluestone Energy Partners [Member]	Mar. 01, 2012 Bluestone Energy Partners [Member]	Dec. 31, 2010 Adjustments [Member]	Dec. 31, 2010 Adjustments [Member] NGPCIF [Member]	May 01, 2014 Classic [Member]	Dec. 31, 2013 Advisory Fees [Member] Cinco Group [Member]	Dec. 31, 2012 Advisory Fees [Member] Cinco Group [Member]	Mar. 17, 2014 WildHorse Resources, LLC [Member]	Sep. 30, 2014 WildHorse Resources, LLC [Member]	Dec. 31, 2013 WildHorse Resources, LLC [Member]	Feb. 28, 2014 WildHorse Resources, LLC [Member] NGPCIF [Member]	Sep. 30, 2014 WildHorse Resources, LLC [Member] NGPCIF [Member]	Dec. 31, 2013 WildHorse Resources, LLC [Member] NGPCIF [Member]	Dec. 31, 2012 WildHorse Resources, LLC [Member] NGPCIF [Member]	Mar. 28, 2013 WildHorse Resources, LLC [Member] NGPCIF [Member]	Sep. 30, 2014 WildHorse Resources, LLC [Member] Estimated Customary Post Closing Adjustments [Member] NGPCIF [Member]	Apr. 01, 2014 WildHorse Resources, LLC [Member] Estimated Customary Post Closing Adjustments [Member] NGPCIF [Member]	Mar. 10, 2014 BlueStone Natural Resources Holdings, LLC [Member]	Sep. 30, 2014 WHR Management Company [Member]	Dec. 31, 2013 WHR Management Company [Member]	Oct. 01, 2013 Natural Gas Partners [Member] Cinco Group [Member]	Dec. 31, 2010 Oil And Gas Production [Member]	Dec. 31, 2010 Oil And Gas Production [Member] NGPCIF [Member]	Dec. 31, 2013 Employee [Member]	Dec. 31, 2012 Boaz [Member]	Mar. 28, 2014 Propel Energy [Member]
Related Party Transaction [Line Items]
Business acquisition common control purchase price											$ 63,400,000								$ 270,600,000			$ 603,000,000															$ 200,000,000		$ 33,300,000				$ 507,100,000
Date of acquisition common control								Feb. 28, 2014																										Mar. 28, 2013				Apr. 01, 2014
Cash received							19,800,000			19,500,000		77,400,000	16,300,000	2,600,000											19,900,000	19,100,000							63,400,000															3,300,000
Total cash consideration																								7,000,000																1,200,000
Amount of gain over the book value																																								500,000
Gain recognized as contribution																							6,400,000																	500,000
Common stock lock-up agreement period																															180 days
Amount receivable under management agreement																400,000
Management fee per month																																									1,000,000
Service agreement termination period																																									90 days
Primary term of gas processing agreement																														15 years
Minimum annual processing fee																														18,300,000
Fee per MMBTU	0.30
Natural gas produced per day		50,000
Annual inflationary escalation	3.50%
Price per unit	0.07
Water disposal fee per barrel																											1.10
Water disposal agreement period																											3 years
Working capital and other customary adjustments to Beta acquisition																	3,000,000
Working interests percentage Beta properties																			51.75%
General and administrative			61,061,000	55,982,000	125,358,000	69,187,000												1,600,000
Net Profits Interest Sold to NGP							10.00%			3.125%																																		23.50%	6.25%
Fixed overhead cost per month									20,000
Payment to related party																																			2,600,000	2,300,000
Payable to related party															800,000																				200,000	400,000						2,400,000
Cash received from related party																																4,400,000
Undivided interest sold to affiliate																							25.00%
Expenses incurred with related parties																												300,000	400,000																	1,000,000	300,000
Financing fees equal to a percentage of capital contributions																				0	400,000
Received an equity contribution of oil and gas properties						$ 6,900,000